Loans, Impaired Loans and Allowance for Credit Losses -Summary of Carrying Value of Exposures by Risk Rating (Detail) - CAD ($) $ in Millions		Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	[1]	$ 760,033	$ 750,220	$ 757,283
Allowance for credit losses	[1]	6,507	6,328	6,372
Carrying value of loans net of ACL	[1]	753,526	$ 743,892	750,911
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		344,168		344,182
Allowance for credit losses		1,188		1,084
Carrying value of loans net of ACL		342,980		343,098
Residential mortgages [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		206,229		203,279
Residential mortgages [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		83,176		89,786
Residential mortgages [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		21,052		21,143
Residential mortgages [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		7,731		6,852
Residential mortgages [member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		2,644		2,305
Residential mortgages [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	[2]	21,158		18,953
Residential mortgages [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		2,178		1,864
Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		105,528		104,170
Allowance for credit losses		2,340		2,414
Carrying value of loans net of ACL		103,188		101,756
Loans to consumers [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		30,109		30,060
Loans to consumers [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		26,956		28,152
Loans to consumers [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		10,238		9,324
Loans to consumers [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		12,224		11,898
Loans to consumers [member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		2,723		2,302
Loans to consumers [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	[2]	22,103		21,258
Loans to consumers [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		1,175		1,176
Undrawn loan commitments retail [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments net of ACL		153,575		149,073
Undrawn loan commitments retail [Member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL		109,009		104,491
Undrawn loan commitments retail [Member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL		20,542		20,038
Undrawn loan commitments retail [Member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL		8,234		8,529
Undrawn loan commitments retail [Member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL		4,234		4,235
Undrawn loan commitments retail [Member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL		417		364
Undrawn loan commitments retail [Member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	[2]	11,139		11,416
Total retail loans [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		620,850		614,534
Allowance for credit losses		4,767		4,735
Carrying value of loans net of ACL		616,083		609,799
Total retail loans [Member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		347,391		339,861
Total retail loans [Member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		134,253		141,394
Total retail loans [Member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		43,883		43,374
Total retail loans [Member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		28,962		27,534
Total retail loans [Member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		6,578		5,829
Total retail loans [Member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	[2]	56,430		53,502
Total retail loans [Member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		3,353		3,040
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		292,758		291,822
Allowance for credit losses		1,740		1,637
Carrying value of loans net of ACL		291,018		290,185
Business and government [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	[2]	2,620		2,518
Business and government [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		3,046		2,686
Business and government [member] | Investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		156,345		161,353
Business and government [member] | Non investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		126,013		121,897
Business and government [member] | Watch list [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		4,734		3,368
Undrawn loan commitments business and government [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL		313,690		316,057
Allowance for credit losses		158		149
Carrying value of undrawn loan commitments net of ACL		313,532		315,908
Undrawn loan commitments business and government [Member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	[2]	5,301		5,205
Undrawn loan commitments business and government [Member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL		102		109
Undrawn loan commitments business and government [Member] | Investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL		241,509		241,717
Undrawn loan commitments business and government [Member] | Non investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL		65,958		67,922
Undrawn loan commitments business and government [Member] | Watch list [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL		820		1,104
Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		17,579		17,109
Allowance for credit losses		1,239		1,237
Carrying value of loans net of ACL		16,340		15,872
Credit Card [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		2,044		2,031
Credit Card [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		3,579		3,418
Credit Card [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		4,359		4,378
Credit Card [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		4,773		4,549
Credit Card [member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		794		858
Credit Card [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	[2]	2,030		1,875
Total Non Retail Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		606,448		607,879
Allowance for credit losses		1,898		1,786
Carrying value of loans net of ACL		604,550		606,093
Total Non Retail Loans [Member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	[2]	7,921		7,723
Total Non Retail Loans [Member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		3,148		2,795
Total Non Retail Loans [Member] | Investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		397,854		403,070
Total Non Retail Loans [Member] | Non investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		191,971		189,819
Total Non Retail Loans [Member] | Watch list [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		5,554		4,472
Stage one exposure [Member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		330,187		332,268
Allowance for credit losses		259		265
Carrying value of loans net of ACL		329,928		332,003
Stage one exposure [Member] | Residential mortgages [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		204,771		202,322
Stage one exposure [Member] | Residential mortgages [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		82,307		88,909
Stage one exposure [Member] | Residential mortgages [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		19,549		19,758
Stage one exposure [Member] | Residential mortgages [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		3,531		3,424
Stage one exposure [Member] | Residential mortgages [member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		63		63
Stage one exposure [Member] | Residential mortgages [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	[2]	19,966		17,792
Stage one exposure [Member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		95,452		94,089
Allowance for credit losses		626		647
Carrying value of loans net of ACL		94,826		93,442
Stage one exposure [Member] | Loans to consumers [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		29,930		29,849
Stage one exposure [Member] | Loans to consumers [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		26,494		27,594
Stage one exposure [Member] | Loans to consumers [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		9,810		8,725
Stage one exposure [Member] | Loans to consumers [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		8,837		8,369
Stage one exposure [Member] | Loans to consumers [member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		139		125
Stage one exposure [Member] | Loans to consumers [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	[2]	20,242		19,427
Stage one exposure [Member] | Undrawn loan commitments retail [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments net of ACL		150,784		146,447
Stage one exposure [Member] | Undrawn loan commitments retail [Member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL		109,005		104,488
Stage one exposure [Member] | Undrawn loan commitments retail [Member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL		20,535		20,037
Stage one exposure [Member] | Undrawn loan commitments retail [Member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL		8,208		8,518
Stage one exposure [Member] | Undrawn loan commitments retail [Member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL		3,803		3,814
Stage one exposure [Member] | Undrawn loan commitments retail [Member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL		62		68
Stage one exposure [Member] | Undrawn loan commitments retail [Member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	[2]	9,171		9,522
Stage one exposure [Member] | Total retail loans [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		590,766		586,951
Allowance for credit losses		1,242		1,326
Carrying value of loans net of ACL		589,524		585,625
Stage one exposure [Member] | Total retail loans [Member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		345,704		338,648
Stage one exposure [Member] | Total retail loans [Member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		132,843		139,869
Stage one exposure [Member] | Total retail loans [Member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		41,785		41,263
Stage one exposure [Member] | Total retail loans [Member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		19,430		18,846
Stage one exposure [Member] | Total retail loans [Member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		293		294
Stage one exposure [Member] | Total retail loans [Member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	[2]	50,711		48,031
Stage one exposure [Member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		276,198		276,868
Allowance for credit losses		550		535
Carrying value of loans net of ACL		275,648		276,333
Stage one exposure [Member] | Business and government [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	[2]	2,604		2,500
Stage one exposure [Member] | Business and government [member] | Investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		155,470		160,148
Stage one exposure [Member] | Business and government [member] | Non investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		118,108		114,192
Stage one exposure [Member] | Business and government [member] | Watch list [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		16		28
Stage one exposure [Member] | Undrawn loan commitments business and government [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL		307,155		307,884
Allowance for credit losses		103		100
Carrying value of undrawn loan commitments net of ACL		307,052		307,784
Stage one exposure [Member] | Undrawn loan commitments business and government [Member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	[2]	5,301		5,205
Stage one exposure [Member] | Undrawn loan commitments business and government [Member] | Investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL		239,954		240,044
Stage one exposure [Member] | Undrawn loan commitments business and government [Member] | Non investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL		61,897		62,634
Stage one exposure [Member] | Undrawn loan commitments business and government [Member] | Watch list [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL		3		1
Stage one exposure [Member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		14,343		14,147
Allowance for credit losses		357		414
Carrying value of loans net of ACL		13,986		13,733
Stage one exposure [Member] | Credit Card [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		1,998		1,989
Stage one exposure [Member] | Credit Card [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		3,507		3,329
Stage one exposure [Member] | Credit Card [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		4,218		4,262
Stage one exposure [Member] | Credit Card [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		3,259		3,239
Stage one exposure [Member] | Credit Card [member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		29		38
Stage one exposure [Member] | Credit Card [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	[2]	1,332		1,290
Stage one exposure [Member] | Total Non Retail Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		583,353		584,752
Allowance for credit losses		653		635
Carrying value of loans net of ACL		582,700		584,117
Stage one exposure [Member] | Total Non Retail Loans [Member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	[2]	7,905		7,705
Stage one exposure [Member] | Total Non Retail Loans [Member] | Investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		395,424		400,192
Stage one exposure [Member] | Total Non Retail Loans [Member] | Non investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		180,005		176,826
Stage one exposure [Member] | Total Non Retail Loans [Member] | Watch list [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		19		29
Stage two exposure [Member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		11,803		10,050
Allowance for credit losses		349		321
Carrying value of loans net of ACL		11,454		9,729
Stage two exposure [Member] | Residential mortgages [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		1,458		957
Stage two exposure [Member] | Residential mortgages [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		869		877
Stage two exposure [Member] | Residential mortgages [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		1,503		1,385
Stage two exposure [Member] | Residential mortgages [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		4,200		3,428
Stage two exposure [Member] | Residential mortgages [member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		2,581		2,242
Stage two exposure [Member] | Residential mortgages [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	[2]	1,192		1,161
Stage two exposure [Member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		8,901		8,905
Allowance for credit losses		1,058		1,103
Carrying value of loans net of ACL		7,843		7,802
Stage two exposure [Member] | Loans to consumers [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		179		211
Stage two exposure [Member] | Loans to consumers [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		462		558
Stage two exposure [Member] | Loans to consumers [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		428		599
Stage two exposure [Member] | Loans to consumers [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		3,387		3,529
Stage two exposure [Member] | Loans to consumers [member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		2,584		2,177
Stage two exposure [Member] | Loans to consumers [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	[2]	1,861		1,831
Stage two exposure [Member] | Undrawn loan commitments retail [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments net of ACL		2,791		2,626
Stage two exposure [Member] | Undrawn loan commitments retail [Member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL		4		3
Stage two exposure [Member] | Undrawn loan commitments retail [Member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL		7		1
Stage two exposure [Member] | Undrawn loan commitments retail [Member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL		26		11
Stage two exposure [Member] | Undrawn loan commitments retail [Member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL		431		421
Stage two exposure [Member] | Undrawn loan commitments retail [Member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL		355		296
Stage two exposure [Member] | Undrawn loan commitments retail [Member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	[2]	1,968		1,894
Stage two exposure [Member] | Total retail loans [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		26,731		24,543
Allowance for credit losses		2,289		2,247
Carrying value of loans net of ACL		24,442		22,296
Stage two exposure [Member] | Total retail loans [Member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		1,687		1,213
Stage two exposure [Member] | Total retail loans [Member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		1,410		1,525
Stage two exposure [Member] | Total retail loans [Member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		2,098		2,111
Stage two exposure [Member] | Total retail loans [Member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		9,532		8,688
Stage two exposure [Member] | Total retail loans [Member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		6,285		5,535
Stage two exposure [Member] | Total retail loans [Member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	[2]	5,719		5,471
Stage two exposure [Member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		13,514		12,268
Allowance for credit losses		426		383
Carrying value of loans net of ACL		13,088		11,885
Stage two exposure [Member] | Business and government [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	[2]	16		18
Stage two exposure [Member] | Business and government [member] | Investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		875		1,205
Stage two exposure [Member] | Business and government [member] | Non investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		7,905		7,705
Stage two exposure [Member] | Business and government [member] | Watch list [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		4,718		3,340
Stage two exposure [Member] | Undrawn loan commitments business and government [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL		6,433		8,064
Allowance for credit losses		21		20
Carrying value of undrawn loan commitments net of ACL		6,412		8,044
Stage two exposure [Member] | Undrawn loan commitments business and government [Member] | Investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL		1,555		1,673
Stage two exposure [Member] | Undrawn loan commitments business and government [Member] | Non investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL		4,061		5,288
Stage two exposure [Member] | Undrawn loan commitments business and government [Member] | Watch list [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL		817		1,103
Stage two exposure [Member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		3,236		2,962
Allowance for credit losses		882		823
Carrying value of loans net of ACL		2,354		2,139
Stage two exposure [Member] | Credit Card [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		46		42
Stage two exposure [Member] | Credit Card [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		72		89
Stage two exposure [Member] | Credit Card [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		141		116
Stage two exposure [Member] | Credit Card [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		1,514		1,310
Stage two exposure [Member] | Credit Card [member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		765		820
Stage two exposure [Member] | Credit Card [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	[2]	698		585
Stage two exposure [Member] | Total Non Retail Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		19,947		20,332
Allowance for credit losses		447		403
Carrying value of loans net of ACL		19,500		19,929
Stage two exposure [Member] | Total Non Retail Loans [Member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	[2]	16		18
Stage two exposure [Member] | Total Non Retail Loans [Member] | Investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		2,430		2,878
Stage two exposure [Member] | Total Non Retail Loans [Member] | Non investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		11,966		12,993
Stage two exposure [Member] | Total Non Retail Loans [Member] | Watch list [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		5,535		4,443
Stage three exposure [Member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	[3]	2,178		1,864
Allowance for credit losses	[3]	580		498
Carrying value of loans net of ACL	[3]	1,598		1,366
Stage three exposure [Member] | Residential mortgages [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	[3]	2,178		1,864
Stage three exposure [Member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	[3]	1,175		1,176
Allowance for credit losses	[3]	656		664
Carrying value of loans net of ACL	[3]	519		512
Stage three exposure [Member] | Loans to consumers [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	[3]	1,175		1,176
Stage three exposure [Member] | Total retail loans [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	[3]	3,353		3,040
Allowance for credit losses	[3]	1,236		1,162
Carrying value of loans net of ACL	[3]	2,117		1,878
Stage three exposure [Member] | Total retail loans [Member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	[3]	3,353		3,040
Stage three exposure [Member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	[3]	3,046		2,686
Allowance for credit losses	[3]	764		719
Carrying value of loans net of ACL	[3]	2,282		1,967
Stage three exposure [Member] | Business and government [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	[3]	3,046		2,686
Stage three exposure [Member] | Undrawn loan commitments business and government [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	[3]	102		109
Allowance for credit losses	[3]	34		29
Carrying value of undrawn loan commitments net of ACL	[3]	68		80
Stage three exposure [Member] | Undrawn loan commitments business and government [Member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	[3]	102		109
Stage three exposure [Member] | Total Non Retail Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	[3]	3,148		2,795
Allowance for credit losses	[3]	798		748
Carrying value of loans net of ACL	[3]	2,350		2,047
Stage three exposure [Member] | Total Non Retail Loans [Member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	[3]	$ 3,148		$ 2,795

[1]	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.
[2]	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.
[3]	Stage 3 includes purchased or originated credit-impaired loans.